Goodwill and Other Intangible Assets (Other Intangibles) (Detail) - PPL Energy Supply LLC [Member] - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Subject to amortization:
Gross carrying amount		$ 297	$ 323
Accumulated amortization		33	53
Land And Transmission Rights
Subject to amortization:
Gross carrying amount		17	17
Accumulated amortization		14	14
Emission Allowances And Renewable Energy Credits
Subject to amortization:
Gross carrying amount	[1]	10	11
Accumulated amortization	[1]	0	0
Amortization expense		24	23	$ 12
Licenses And Other
Subject to amortization:
Gross carrying amount	[2]	270	295
Accumulated amortization	[2]	19	39
Other Intangibles Excluding Emission Allowances And Or Renewable Energy Credits
Subject to amortization:
Amortization expense		$ 4	$ 5	$ 9

[1]	Emission allowances/RECs are expensed when consumed or sold; therefore, there is no accumulated amortization.
[2]	"Other" includes costs for the development of licenses, the most significant of which is the COLA. Amortization of these costs begins when the related asset is placed in service. See Note 4 for additional information on the COLA.